Investment Strategy	Oct. 31, 2025
EuroPac International Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies located in Europe or the Pacific Rim. The Fund’s advisor considers a country to be part of Europe if it is included in one of the MSCI European indexes and part of the Pacific Rim if any of its borders touches the Pacific Ocean. The advisor considers a company to be located in Europe or the Pacific Rim if (1) the company is organized under the laws of a country that is part of Europe or the Pacific Rim or has its principal office in a country that is part of Europe or the Pacific Rim; (2) at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recent completed fiscal year from business activities in Europe or the Pacific Rim; or (3) the company’s equity securities are traded principally on stock exchanges or over-the-counter markets in Europe or the Pacific Rim. The Fund will invest primarily in non-U.S. companies. The advisor considers a company to be a non-U.S. company if (1) the company is organized under the laws of a country, or has its principal office in a country, other than the United States; (2) at the time of investment, the company derived at least 50% of its total revenues during its most recent completed fiscal year from business activities outside of the United States; or (3) the company’s equity securities are traded principally on stock exchanges or over-the-counter markets outside of the United States. The Fund may invest in companies in developed and emerging markets. The Fund may also invest in securities of companies engaged in the gold industry. Investments related to gold are considered speculative and are affected by a variety of worldwide economic, financial and political factors.

The Fund will invest in large-, mid-, and small-capitalization companies that are considered by the Fund’s advisor to be value oriented and dividend paying companies. The Fund’s advisor uses a value investing style focusing on the companies it believes are undervalued. Subject to the Fund’s fundamental policy prohibiting the concentration of 25% or more of the Fund’s total assets in investments in any one industry or group of related industries, the Fund’s advisor may focus the Fund’s investments in one or more sectors. The Fund’s investments in equity securities may also include preferred stock, convertible securities, warrants and options on equities and stock indices, and exchange-traded funds (“ETFs”). The Fund may also invest in American and Global Depositary Receipts (“ADRs” and “GDRs”), including unsponsored ADRs.

The Fund seeks to identify countries and industries within those countries that are best positioned to perform relative to other countries and industries. In making this determination, a number of considerations are taken into account such as expectations for change in valuation of foreign currency, changes in world demand for products or services, diversification of foreign trade practices, policy changes of the foreign government, and expectations for fundamental factors such as interest rates, inflation and GDP growth. Following selection of countries and industries, the Fund’s advisor will use a bottom-up approach to select individual companies. The advisor considers a number of qualitative and quantitative factors when selecting the companies such as dividend yield, valuation versus growth, capital structure, quality of management, corporate governance practices, liquidity, strengths and opportunities compared to the peer group, and business specific risk. The Fund’s advisor also seeks to identify companies with minimal revenue exposure to the U.S. markets.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies located in Europe or the Pacific Rim.
Strategy Portfolio Concentration [Text]	Subject to the Fund’s fundamental policy prohibiting the concentration of 25% or more of the Fund’s total assets in investments in any one industry or group of related industries, the Fund’s advisor may focus the Fund’s investments in one or more sectors.
EuroPac International Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds issued by companies located in Europe or the Pacific Rim. The Fund’s advisor considers a country to be part of Europe if it is included in one of the MSCI European indexes and part of the Pacific Rim if any of its borders touches the Pacific Ocean. The advisor considers a company to be located in Europe or the Pacific Rim if (1) the company is organized under the laws of a country that is a part of Europe or the Pacific Rim or has its principal office in a country that is a part of Europe or the Pacific Rim; (2) at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recent completed fiscal year from business activities in Europe or the Pacific Rim; or (3) the company’s equity securities are traded principally on stock exchanges or over-the-counter markets in Europe or the Pacific Rim. The Fund will invest primarily in bonds issued by non-U.S. companies. The advisor considers a company to be a non-U.S. company if (1) the company is organized under the laws of a country, or has its principal office in a country, other than the United States; (2) at the time of investment, the company derived at least 50% of its total revenues during its most recent completed fiscal year from business activities outside of the United States; or (3) the company’s equity securities are traded principally on stock exchanges or over-the-counter markets outside of the United States.

Fixed income securities in which the Fund may invest include developed and emerging market debt obligations of governments, their agencies and instrumentalities, asset-backed securities, investment grade and below investment grade (commonly known as “junk bonds”) corporate debt obligations, and convertible bonds. Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments. Although the Fund may invest in fixed income securities rated in any category, it will primarily invest in investment grade securities. Investment grade fixed income securities include securities rated BBB- or higher by Standard & Poor’s Corporation (“S&P”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated by S&P and Moody’s, determined by the Fund’s advisor to be of comparable credit quality. The Fund may invest in securities, including sovereign debt securities, denominated in U.S. dollars or in foreign currencies.

The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms. In addition, these securities may make principal payments that are fixed, variable or both. There is no limit on the maturity of any security held by the Fund. Although the Fund’s advisor expects to maintain an intermediate- to long-term weighted average maturity for the Fund, there are no maturity restrictions on the overall portfolio or on individual securities. The Fund may invest in large-, mid-, and small-capitalization companies issuing fixed income securities. In addition, the Fund may use derivatives, such as forward contracts and currency and interest rate swaps, as a hedge (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Fund’s advisor first selects foreign currency compositions based on an evaluation of various macroeconomic factors including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. Once the advisor establishes currency compositions, it then selects fixed income securities that it believes offer attractive income and/or capital appreciation potential with a reasonable level of risk. The Fund generally invests where relative combinations of fixed income returns and currency exchange rates appear attractive. The Fund’s advisor may sell securities for a variety of reasons, but in most cases in order to adjust the portfolio’s average maturity, credit quality or yield, or to change geographic or currency exposures.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds issued by companies located in Europe or the Pacific Rim.
EuroPac International Dividend Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of dividend paying companies located in Europe or the Pacific Rim. The Fund’s advisor considers a country to be part of Europe if it is included in one of the MSCI European indexes and part of the Pacific Rim if any of its borders touches the Pacific Ocean. The advisor considers a company to be located in Europe or the Pacific Rim if (1) the company is organized under the laws of a country that is part of Europe or the Pacific Rim or has its principal office in a country that is part of Europe or the Pacific Rim; (2) at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recent completed fiscal year from business activities in Europe or the Pacific Rim; or (3) the company’s equity securities are traded principally on stock exchanges or over-the-counter markets in Europe or the Pacific Rim. The Fund will invest primarily in non-U.S. companies. The advisor considers a company to be a non-U.S. company if (1) the company is organized under the laws of a country, or has its principal office in a country, other than the United States; (2) at the time of investment, the company derived at least 50% of its total revenues during its most recent completed fiscal year from business activities outside of the United States; or (3) the company’s equity securities are traded principally on stock exchanges or over-the-counter markets outside of the United States. The Fund may invest in companies in developed and emerging markets. In addition, the Fund may invest in companies of all capitalizations that the advisor considers to be attractive dividend paying companies. The Fund may also invest in preferred stock, convertible securities, warrants and options on equities, stock indices, and in securities of companies engaged in the gold industry. Investments related to gold are considered speculative and are affected by a variety of worldwide economic, financial and political factors. In addition, the Fund may invest in American and Global Depositary Receipts (“ADRs” and “GDRs”), exchange-traded funds (“ETFs”) and real estate investment trusts (“REITs”).

The Fund employs a value-oriented approach to select securities the Fund’s advisor believes are trading below their intrinsic value, and will pay sustainably high dividends that grow over time. In selecting securities, the Fund’s advisor considers a number of qualitative and quantitative factors such as free cash flow and earnings yield and growth, operating leverage and balance sheet strength, as well as management quality and corporate governance. The Fund’s advisor also employs a top down approach to its security selection process, with the objective of selecting companies with business exposure or assets in countries or sectors that it believes will benefit from a long-term, positive trend.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of dividend paying companies located in Europe or the Pacific Rim.
EP Emerging Markets Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that are tied economically to emerging market countries. The Fund’s advisor considers emerging market countries to be those countries that are, at the time of investment, included in the MSCI Emerging Markets Index. The Fund’s advisor considers a company to be economically tied to an emerging market country if (1) the company is organized under the laws of an emerging market country, or has its principal office in an emerging market country; (2) at the time of investment, the company derived at least 50% of its total revenues or profits during its most recently completed fiscal year from business activities in an emerging market country; or (3) the company’s equity securities are primarily traded on an exchange in an emerging market country. The Fund’s investments in equity securities may include common stock, preferred stock, convertible stock and warrants. Certain of the Fund’s investments may be considered restricted securities. The Fund may invest in large-, mid-, and small-capitalization companies.

The Fund’s advisor uses an active management investment approach to researching, identifying and selecting portfolio companies. The research process is driven by bottom-up fundamental analysis that aims to identify growing but stable companies trading at attractive valuations relative to anticipated growth in revenue and earnings. Prior to making an investment, the advisor considers factors including, but not limited to, financial statement analysis; quality of management; insider ownership; perceived soundness of the business strategies; ability to sustain a competitive advantage; liquidity; and valuation relative to expected growth.

The Fund’s advisor may sell all or a portion of a position when in its opinion one or more of the following occurs, among other reasons: (1) the advisor’s price target is realized; (2) the company’s fundamentals have deteriorated since it was purchased; (3) the advisor finds more attractive investment opportunities for the Fund; or (4) the Fund requires cash to meet redemption requests.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that are tied economically to emerging market countries.
EuroPac Gold Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of gold companies located in Europe and the Pacific Rim. The Fund’s advisor defines securities of gold companies as equity securities of companies that derive at least 50% of gross revenue or profit from mining, processing, or dealing and investing in gold, as well as companies whose primary business is exploring for gold or that provide services to the gold industry. The advisor considers a country to be part of Europe if it is included in the MSCI All Country Europe Index and part of the Pacific Rim if any of its borders touches the Pacific Ocean. The Fund also invests in shares of exchange-traded funds (“ETFs”) and closed end funds that invest in gold bullion. ETFs are pooled investment vehicles that trade on exchanges. The advisor considers a company to be located in Europe or the Pacific Rim if (1) the company is organized under the laws of a country that is a part of Europe or the Pacific Rim or has its principal office in a country that is a part of Europe or the Pacific Rim; (2) at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recent completed fiscal year from business activities in Europe or the Pacific Rim; or (3) the company’s equity securities are traded principally on stock exchanges or over-the-counter markets in Europe or the Pacific Rim. The Fund will invest primarily in non-U.S. companies. The Fund expects to maintain significant exposure to Canadian companies. The Advisor considers a company to be a non-U.S. company if (1) the company is organized under the laws of a country, or has its principal office in a country, other than the United States; (2) at the time of investment, the company derived at least 50% of its total revenues during its most recent completed fiscal year from business activities outside of the United States; or (3) the company’s equity securities are traded principally on stock exchanges or over-the-counter markets outside of the United States. The Fund may also invest in American and Global Depositary Receipts (“ADRs” and “GDRs”), including unsponsored ADRs. The Fund may invest up to 20% of its net assets in the equity securities of other precious metals companies, such as silver, platinum and palladium companies. The Fund may invest up to 15% of its net assets in private placements and other restricted securities.

The Fund concentrates its investments in companies engaged in the gold industry. The Fund invests in large-, mid-, small-, and micro-capitalization companies that are considered by the Fund’s advisor to be attractively valued.

The Fund may also use derivative instruments, primarily writing (i.e., selling) put options on individual securities, indexes and ETFs, to manage the position size of individual security holdings, and to seek to enhance the Fund’s return and reduce volatility. The Fund will generally invest in derivatives to seek to manage underlying equity exposures while seeking to maximize the efficiency of invested capital and expected return. When evaluating options, the Fund’s advisor considers the amount of premium received or invested (which is a function of the implied volatility of the underlying security, the strike price, and the time to expiration), the valuation of the underlying security at the exercise price, the weighting of the security in the portfolio if exercised, and the expiration date. In addition, the Fund may write (sell) covered call options on securities the Fund holds in its portfolio.

In selecting investments for the Fund, the Fund’s advisor employs a long-term value orientation, looking for companies selling at attractive prices that can be held for a long time horizon. The advisor’s overall approach to investment management involves several key factors. First, the global universe is used to screen potential European and Pacific Rim investments. Second, the advisor identifies securities of companies in the gold or other precious metals sector that it believes are valued at a low price in relation to their book value or earnings, or at a discount to future book value given the likelihood the company will be able to increase resources through exploration. Lastly, a long-term investment horizon (five years) is applied to give investments time to realize full value. In investing in growth and more speculative investments, such as exploration, the advisor looks for companies with a risk-mitigating approach to these inherently risky activities. Ultimately, the advisor seeks to construct a portfolio with a solid long-term foundation in which growth and more speculative investments are added.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of gold companies located in Europe and the Pacific Rim.